Goodwill - Additional Information (Details) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Jan. 25, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Asset Impairment Charges		$ 0	$ 13,204	$ 13,539	$ 0
Goodwill, Impaired, Accumulated Impairment Loss				$ 1,500
Morton Acquisition [Member] | Goodwill [Member]
Goodwill [Line Items]
Asset Impairment Charges	$ 1,500